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March 1, 2013	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re: DoubleLine Equity Funds (the “Trust”)

File Nos.: 333-186042 and 811-22790

Ladies and Gentlemen:

We are filing today via EDGAR on behalf of the Trust, pre-effective amendment number 1 to the Trust’s Registration Statement on Form N-1A (File Nos.: 333-186042 and 811-22790) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions regarding this filing to me at (415) 315-6366. Thank you for your attention to this matter.

Sincerely,

/s/ Colleen B. Meyer

Colleen B. Meyer

cc:	Neal Zalvan
Timothy W. Diggins Jeremy C. Smith